Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

A.	DATES	Begin	End	# days

1	Payment Date		1/15/2020
2	Collection Period	12/1/2019	12/31/2019	31
3	Monthly Interest Period-Actual	12/16/2019	1/14/2020	30
4	Monthly Interest - Scheduled	12/15/2019	1/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	97,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	292,000,000.00	14,554,345.09	-	-	14,554,345.09	-	0.0000000
7	Class A-3 Notes	291,000,000.00	291,000,000.00	-	-	10,039,990.60	280,960,009.40	0.9654983
8	Class A-4 Notes	80,774,000.00	80,774,000.00	-	-	-	80,774,000.00	1.0000000
9	Total Class A Notes	760,774,000.00	386,328,345.09	-	-	24,594,335.69	361,734,009.40
10	Class B Notes	39,794,000.00	39,794,000.00	-	-	-	39,794,000.00	1.0000000

11	Total Notes	$800,568,000.00	426,122,345.09	$0.00	$0.00	$24,594,335.69	401,528,009.40

	Overcollateralization
12	Exchange Note	42,135,991.43	34,556,183.28				33,080,523.14
13	Series 2018-A Notes	93,633,776.83	115,257,859.64				116,733,519.78

14	Total Overcollateralization	135,769,768.26	149,814,042.92				149,814,042.92
15	Total Target Overcollateralization	$149,814,042.92	149,814,042.92				149,814,042.92

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes		1.95000%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes		2.59000%	31,413.13	0.1075792	14,554,345.09	49.8436476	0.00
18	Class A-3 Notes		2.83000%	686,275.00	2.3583333	10,039,990.60	34.5016859	0.00
19	Class A-4 Notes		2.94000%	197,896.30	2.4500000	0.00	0.0000000	0.00
20	Total Class A Notes			915,584.43	1.2034907	24,594,335.69	32.3280445	0.00
21	Class B Notes		3.06000%	101,474.70	2.5500000	0.00	0.0000000	0.00

22	Totals			1,017,059.13	1.2704219	24,594,335.69	30.7211076	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	894,201,776.83	541,380,204.73	518,261,529.18

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.50%	6.50%
25	Aggregate Securitization Value	936,337,768.26	551,342,052.32
26	Aggregate Base Residual Value (Not Discounted)	677,000,005.72	502,392,145.42

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	47	341,812.03
28	Turn-in Ratio on Scheduled Terminations			53.19%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	28,753	575,936,388.01
30	Depreciation/Payments		(6,579,348.08)
31	Gross Credit Losses	(63)	(1,250,141.64)
32	Early Terminations — Regular	(5)	(100,638.99)
33	Scheduled Terminations — Returned	(613)	(10,399,542.88)
34	Payoff Units & Lease Reversals	(280)	(6,264,664.10)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	27,792	551,342,052.32

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

C.	SERVICING FEE

37	Servicing Fee Due	479,946.99

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(17,916.32)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,681,688.84
41	Beginning Reserve Account Balance	4,681,688.84
42	Ending Reserve Account Balance	4,681,688.84

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	26,307	98.72%	524,991,139.82
44	31 - 60 Days Delinquent	262	0.98%	5,654,685.56
45	61 - 90 Days Delinquent	71	0.27%	1,596,953.77
46	91 -120 Days Delinquent	9	0.03%	207,936.91
47	121+ Days Delinquent	0	0.00%	0.00

48	Total	26,649	100.00%	532,450,716.06

49	Total 61+ Delinquent as % End of Period Securitization Value	0.33%
50	Delinquency Trigger Occurred	NO

51	Prepayment Speed (1 Month)	1.60%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	618	10,500,181.87
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(10,626,498.39)
54	Less: Excess Wear and Tear Received in Current Period		(51,777.94)
55	Less: Excess Mileage Received in Current Period		(28,172.14)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(206,266.60)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.43%
58	Prior Period Net Residual Losses/(Gains) Ratio		-0.15%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.18%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.32%
61	Four Month Average		-0.27%

62	Beginning Cumulative Net Residual Losses		(711,449.03)
63	Current Period Net Residual Losses		(206,266.60)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(917,715.63)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.10%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	63	1,250,141.64
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,055,296.55)

68	Current Period Net Credit Losses/(Gains)		194,845.09

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.41%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.54%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.85%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.25%
73	Four Month Average		0.51%

74	Beginning Cumulative Net Credit Losses		5,118,542.77
75	Current Period Net Credit Losses		194,845.09

76	Ending Cumulative Net Credit Losses		5,313,387.86

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.57%

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12/31/2019

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	10,432,129.52
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	10,616,546.92
80	Liquidation Proceeds, Recoveries & Expenses	796,777.71
81	Insurance Proceeds	258,518.84
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	89,901.55
83	Payoff Payments	6,992,812.77
84	All Other Payments Received	-

85	Collected Amounts	29,186,687.31

86	Investment Earnings on Collection Account	39,646.71

87	Total Collected Amounts - Available for Distribution	29,226,334.02

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	479,946.99
89	Interest on the Exchange Note - to the Trust Collection Account	1,380,519.52
90	Principal on the Exchange Note - to the Trust Collection Account	23,118,675.55
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,590,941.85
92	Remaining Funds Payable to Trust Collection Account	656,250.11

93	Total Distributions	29,226,334.02

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	28,746,387.03

95	Investment Earnings on Reserve Account	6,764.03

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	28,753,151.06

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	23,997.35
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	915,584.43
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	101,474.70
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	24,594,335.69
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	3,117,758.89

108	Total Distributions	28,753,151.06